SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings per share (Details)	12 Months Ended
Dec. 31, 2021 shares
Outstanding warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities	715,137,600
Outstanding warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities	143,028
Warrants
Antidilutive securities excluded from diluted computation
Antidilutive securities	6,288,605,600
Warrants | ADS
Antidilutive securities excluded from diluted computation
Antidilutive securities	1,257,722